Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,320,000	[1]
Total Fee Amount	12,756.29
Total Offset Amount	0
Net Fee	$ 12,756.29

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Cimpress plc’s ordinary shares as reported on the Nasdaq Global Select Market on April 30, 2025, which date is within five business days prior to the filing of this Registration Statement.